Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) - Kludein I Acquisition Corp. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	13,930,350	16,776,099
Diluted net income (loss) per share of common stock	$ 0.28	$ (0.02)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,312,500	4,297,047
Diluted net income (loss) per share of common stock	$ 0.28	$ (0.02)